Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the three years in the period ended December 31, 2022. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:
Year	Summary Compensation Table Total for John Schmitz(1)	Compensation Actually Paid to John Schmitz(1)(2) (3)	Summary Compensation Table Total for Holli Ladhani(1)	Compensation Actually Paid to Holli Ladhani(1)(2) (3)	Average Summary Compensation Table Total for Non- PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA (in millions)
							TSR	Peer Group TSR(5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,615,178	$10,649,736	N/A	N/A	$2,161,222	$1,783,305	$100.15	$112.94	$48.3	$194.8
2021	$7,766,762	$7,344,410	$3,265,117	$3,185,568	$1,366,032	$1,447,542	$67.13	$69.94	$(42.2)	$49.7
2020	N/A	N/A	$4,226,328	$1,012,595	$1,229,165	$484,329	$44.18	$57.92	$(338.7)	$12.5

(1)
Mr. Schmitz was appointed as Chief Executive Officer effective January 3, 2021. Ms. Ladhani’s employment and service relationship with the Company terminated on January 3, 2021. The following individuals served as our PEOs for the following years:

2022: John Schmitz
2021: John Schmitz, Holli Ladhani
2020: Holli Ladhani
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021			2020
	John Schmitz	Average Non-PEO NEOs	John Schmitz	Holli Ladhani	Average Non-PEO NEOs	Holli Ladhani	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,615,178	$2,161,222	$7,766,762	$3,265,117	$1,366,032	$4,226,328	$1,229,165
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(6,074,602)	$(1,569,376)	$(6,521,966)	$0	$(846,942)	$(2,948,428)	$(711,600)
Year-end fair value of unvested awards granted in the current year	$6,796,288	$1,270,432	$6,169,150	$0	$682,433	$1,021,359	$246,505
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,763,083	$255,581	$0	$353,738	$157,466	$(634,726)	$(165,750)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(450,211)	$(186,490)	$(69,536)	$121,533	$88,554	$(651,939)	$(113,991)
Forfeitures during current year equal to prior year-end fair value	$0	$(148,064)	$0	$(554,820)	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$3,034,558	$(377,917)	$(422,352)	$(79,549)	$81,510	$(3,213,733)	$(744,836)
Compensation Actually Paid (as calculated)	$10,649,736	$1,783,305	$7,344,410	$3,185,568	$1,447,542	$1,012,595	$484,329

(3)
There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

(4)
The Average Summary Compensation Table Total for Non-PEO NEOs and Average Compensation Actually Paid to Non-PEO NEOs reflect the average compensation for the following executives by year:

2022: Nick Swyka, Michael Skarke, Christopher George, Cody Ortowski, Adam Law
2021: Nick Swyka, Michael Skarke, Cody Ortowski, Adam Law
2020: Nick Swyka, Cody Ortowski, Adam Law, Paul Pistono
(5)
The peer group is comprised of the companies in the PHLX Oil Service Index.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Schmitz was appointed as Chief Executive Officer effective January 3, 2021. Ms. Ladhani’s employment and service relationship with the Company terminated on January 3, 2021. The following individuals served as our PEOs for the following years:

2022: John Schmitz
2021: John Schmitz, Holli Ladhani
2020: Holli Ladhani

Peer Group Issuers, Footnote [Text Block]	(5) The peer group is comprised of the companies in the PHLX Oil Service Index.
PEO Actually Paid Compensation Amount	$ 10,649,736		$ 1,012,595
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021			2020
	John Schmitz	Average Non-PEO NEOs	John Schmitz	Holli Ladhani	Average Non-PEO NEOs	Holli Ladhani	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,615,178	$2,161,222	$7,766,762	$3,265,117	$1,366,032	$4,226,328	$1,229,165
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(6,074,602)	$(1,569,376)	$(6,521,966)	$0	$(846,942)	$(2,948,428)	$(711,600)
Year-end fair value of unvested awards granted in the current year	$6,796,288	$1,270,432	$6,169,150	$0	$682,433	$1,021,359	$246,505
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,763,083	$255,581	$0	$353,738	$157,466	$(634,726)	$(165,750)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(450,211)	$(186,490)	$(69,536)	$121,533	$88,554	$(651,939)	$(113,991)
Forfeitures during current year equal to prior year-end fair value	$0	$(148,064)	$0	$(554,820)	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$3,034,558	$(377,917)	$(422,352)	$(79,549)	$81,510	$(3,213,733)	$(744,836)
Compensation Actually Paid (as calculated)	$10,649,736	$1,783,305	$7,344,410	$3,185,568	$1,447,542	$1,012,595	$484,329

Non-PEO NEO Average Total Compensation Amount	$ 2,161,222	$ 1,366,032	1,229,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,783,305	1,447,542	484,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021			2020
	John Schmitz	Average Non-PEO NEOs	John Schmitz	Holli Ladhani	Average Non-PEO NEOs	Holli Ladhani	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,615,178	$2,161,222	$7,766,762	$3,265,117	$1,366,032	$4,226,328	$1,229,165
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(6,074,602)	$(1,569,376)	$(6,521,966)	$0	$(846,942)	$(2,948,428)	$(711,600)
Year-end fair value of unvested awards granted in the current year	$6,796,288	$1,270,432	$6,169,150	$0	$682,433	$1,021,359	$246,505
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,763,083	$255,581	$0	$353,738	$157,466	$(634,726)	$(165,750)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(450,211)	$(186,490)	$(69,536)	$121,533	$88,554	$(651,939)	$(113,991)
Forfeitures during current year equal to prior year-end fair value	$0	$(148,064)	$0	$(554,820)	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$3,034,558	$(377,917)	$(422,352)	$(79,549)	$81,510	$(3,213,733)	$(744,836)
Compensation Actually Paid (as calculated)	$10,649,736	$1,783,305	$7,344,410	$3,185,568	$1,447,542	$1,012,595	$484,329

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Adjusted EBITDA
Tabular List [Table Text Block]
Disclosure of Most Important Performance Measures for 2022 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine CAP to our NEOs for fiscal year 2022. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis — 2022 Executive Compensation Program.”
Most Important Financial Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Return on Assets
Stock Price

Total Shareholder Return Amount	$ 100.15	67.13	44.18
Peer Group Total Shareholder Return Amount	112.94	69.94	57.92
Net Income (Loss)	48.3	(42.2)	(338.7)
Adjustment to Compensation Amount	$ 194.8	49.7	12.5
PEO Name	Mr. Schmitz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
John Schmitz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,615,178	7,766,762
PEO Actually Paid Compensation Amount	10,649,736	7,344,410
John Schmitz [Member] | Grant date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,074,602)	(6,521,966)
John Schmitz [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,796,288	6,169,150
John Schmitz [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,763,083	0
John Schmitz [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
John Schmitz [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(450,211)	(69,536)	(651,939)
John Schmitz [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
John Schmitz [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
John Schmitz [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,034,558	(422,352)
Holli Ladhani [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,265,117	4,226,328
PEO Actually Paid Compensation Amount		3,185,568	1,012,595
Non-PEO NEO Average Total Compensation Amount			1,229,165
Holli Ladhani [Member] | Grant date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,948,428)
Holli Ladhani [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	1,021,359
Holli Ladhani [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		353,738	(634,726)
Holli Ladhani [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Holli Ladhani [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		121,533
Holli Ladhani [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(554,820)	0
Holli Ladhani [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Holli Ladhani [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(79,549)	(3,213,733)
Non-PEO NEO [Member] | Grant date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,569,376)	(846,942)	(711,600)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,270,432	682,433	246,505
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,581	157,466	(165,750)
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(186,490)	88,554	(113,991)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(148,064)	0	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (377,917)	$ 81,510	$ (744,836)